Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Statement [LineItems]
Adjustment for IFRS 15 and IFRS 9 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	$ (204.5)	$ 0.0	$ 0.0	$ (204.5)	$ 0.2	$ 0.0	$ (204.3)	$ (0.2)
Equity Beginning Balance (Previously reported [member]) at Feb. 01, 2017	165.5	303.0	26.9	(169.1)	3.5	(3.4)	160.9	4.6
Equity Beginning Balance at Feb. 01, 2017	(39.0)	303.0	26.9	(373.6)	3.7	(3.4)	(43.4)	4.4
Statement [LineItems]
Net income | Previously reported [member]	274.5
Net income	239.1			238.9			238.9	0.2
Other comprehensive income (loss)	10.8			(17.1)	24.0	3.5	10.4	0.4
Total comprehensive income	249.9			221.8	24.0	3.5	249.3	0.6
Dividends	(25.3)			(25.3)			(25.3)
Issuance of subordinate shares	8.4	13.7	(5.3)				8.4
Repurchase of subordinate shares	(456.6)	(81.9)		(374.7)			(456.6)
Subordinate shares subject to repurchase	(38.6)		(38.6)				(38.6)
Stock-based compensation	9.2		9.2				9.2
Equity ending balance (Previously reported [member]) at Jan. 31, 2018	(57.4)
Equity ending balance at Jan. 31, 2018	(292.0)	234.8	(7.8)	(551.8)	27.7	0.1	(297.0)	5.0
Statement [LineItems]
Net income	227.3			227.0			227.0	0.3
Other comprehensive income (loss)	(28.9)			(13.2)	(10.7)	(4.9)	(28.8)	(0.1)
Total comprehensive income	198.4			213.8	(10.7)	(4.9)	198.2	0.2
Dividends	(35.3)			(35.3)			(35.3)
Issuance of subordinate shares	6.2	9.4	(3.2)				6.2
Repurchase of subordinate shares	(210.8)	(26.4)	38.6	(223.0)			(210.8)
Stock-based compensation	10.7		10.7				10.7
Equity ending balance at Jan. 31, 2019	$ (322.8)	$ 217.8	$ 38.3	$ (596.3)	$ 17.0	$ (4.8)	$ (328.0)	$ 5.2